Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
August 31, 2022
FEG-NPRT3-1022
1.805759.118
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.8%
Pinterest, Inc. Class A (a)	949,400	21,874
CONSUMER DISCRETIONARY - 12.7%
Distributors - 2.2%
Genuine Parts Co.	135,700	21,171
LKQ Corp.	92,900	4,944
Pool Corp. (b)	105,000	35,615
		61,730
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	18,000	28,742
Choice Hotels International, Inc.	133,900	15,360
Churchill Downs, Inc.	139,073	27,410
Domino's Pizza, Inc.	49,455	18,390
		89,902
Household Durables - 0.8%
NVR, Inc. (a)	1,648	6,823
Tempur Sealy International, Inc.	640,000	16,006
		22,829
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	183,000	8,076
Multiline Retail - 0.5%
Dollar General Corp.	64,941	15,418
Specialty Retail - 5.6%
AutoZone, Inc. (a)	32,500	68,874
O'Reilly Automotive, Inc. (a)	59,800	41,688
Tractor Supply Co.	233,000	43,140
Williams-Sonoma, Inc.	28,974	4,310
		158,012
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	4,691	1,508
TOTAL CONSUMER DISCRETIONARY		357,475
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	214,803	15,616
Food Products - 1.5%
Bunge Ltd.	160,853	15,952
Darling Ingredients, Inc. (a)	329,298	25,046
		40,998
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,680	5,515
TOTAL CONSUMER STAPLES		62,129
ENERGY - 4.9%
Energy Equipment & Services - 1.0%
Halliburton Co.	922,000	27,780
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	3,300	132
Coterra Energy, Inc.	659,000	20,370
Hess Corp.	290,000	35,026
Occidental Petroleum Corp.	236,400	16,784
PDC Energy, Inc.	570,008	38,709
		111,021
TOTAL ENERGY		138,801
FINANCIALS - 7.4%
Capital Markets - 6.3%
Ameriprise Financial, Inc.	103,700	27,793
LPL Financial	75,930	16,806
MarketAxess Holdings, Inc.	66,000	16,407
Moody's Corp.	27,375	7,789
MSCI, Inc.	142,488	64,011
Nordnet AB	193,744	2,331
Raymond James Financial, Inc.	274,000	28,597
S&P Global, Inc.	27,175	9,570
T. Rowe Price Group, Inc.	10,000	1,200
Tradeweb Markets, Inc. Class A	38,864	2,705
		177,209
Insurance - 1.1%
Arthur J. Gallagher & Co.	164,000	29,777
TOTAL FINANCIALS		206,986
HEALTH CARE - 20.1%
Biotechnology - 1.3%
Exelixis, Inc. (a)	1,167,500	20,711
Horizon Therapeutics PLC (a)	267,755	15,854
		36,565
Health Care Equipment & Supplies - 5.0%
DexCom, Inc. (a)	564,600	46,416
Edwards Lifesciences Corp. (a)	82,924	7,471
IDEXX Laboratories, Inc. (a)	34,700	12,062
Intuitive Surgical, Inc. (a)	17,984	3,700
ResMed, Inc.	314,000	69,055
		138,704
Health Care Providers & Services - 3.9%
Laboratory Corp. of America Holdings	89,500	20,162
McKesson Corp.	90,000	33,030
Molina Healthcare, Inc. (a)	102,400	34,547
Tenet Healthcare Corp. (a)	404,000	22,826
		110,565
Health Care Technology - 2.4%
Doximity, Inc. (a)(b)	1,011,000	33,555
Veeva Systems, Inc. Class A (a)	168,000	33,486
		67,041
Life Sciences Tools & Services - 7.5%
Charles River Laboratories International, Inc. (a)	231,127	47,439
IQVIA Holdings, Inc. (a)	183,000	38,917
Mettler-Toledo International, Inc. (a)	56,948	69,047
Waters Corp. (a)	13,000	3,882
West Pharmaceutical Services, Inc.	176,000	52,217
		211,502
TOTAL HEALTH CARE		564,377
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.0%
TransDigm Group, Inc.	49,000	29,419
Building Products - 3.7%
Builders FirstSource, Inc. (a)	486,600	28,520
Carlisle Companies, Inc.	129,900	38,406
Carrier Global Corp.	720,000	28,166
Fortune Brands Home & Security, Inc.	167,431	10,285
		105,377
Commercial Services & Supplies - 3.8%
Cintas Corp.	129,436	52,660
Copart, Inc. (a)	396,261	47,413
Tetra Tech, Inc.	47,000	6,383
		106,456
Construction & Engineering - 1.0%
Quanta Services, Inc.	189,826	26,822
Electrical Equipment - 1.2%
AMETEK, Inc.	161,500	19,406
Atkore, Inc. (a)	187,000	15,785
		35,191
Machinery - 2.6%
Cummins, Inc.	83,200	17,919
IDEX Corp.	76,757	15,444
Otis Worldwide Corp.	233,000	16,827
Toro Co.	263,259	21,832
		72,022
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	85,921	8,223
CoStar Group, Inc. (a)	154,090	10,731
FTI Consulting, Inc. (a)	103,700	16,654
		35,608
Road & Rail - 1.8%
Old Dominion Freight Lines, Inc.	183,000	49,668
TOTAL INDUSTRIALS		460,563
INFORMATION TECHNOLOGY - 30.6%
Electronic Equipment & Components - 2.7%
Amphenol Corp. Class A	460,778	33,881
Keysight Technologies, Inc. (a)	237,300	38,891
Zebra Technologies Corp. Class A (a)	10,200	3,077
		75,849
IT Services - 3.4%
Adyen BV (a)(c)	1,393	2,150
EPAM Systems, Inc. (a)	165,000	70,373
Genpact Ltd.	142,406	6,690
SS&C Technologies Holdings, Inc.	284,000	15,836
		95,049
Semiconductors & Semiconductor Equipment - 8.8%
ASM International NV (Netherlands)	9,297	2,533
Broadcom, Inc.	12,089	6,034
Entegris, Inc.	573,000	54,366
KLA Corp.	46,700	16,071
Lam Research Corp.	14,400	6,306
Marvell Technology, Inc.	129,881	6,081
Monolithic Power Systems, Inc.	77,600	35,167
NXP Semiconductors NV	85,000	13,989
onsemi (a)	1,210,000	83,212
SolarEdge Technologies, Inc. (a)	90,000	24,837
		248,596
Software - 15.7%
Adobe, Inc. (a)	15,000	5,602
ANSYS, Inc. (a)	110,500	27,437
Atlassian Corp. PLC (a)	38,000	9,411
Cadence Design Systems, Inc. (a)	590,000	102,523
Citrix Systems, Inc.	205,500	21,119
Fortinet, Inc. (a)	1,410,000	68,653
Intuit, Inc.	19,982	8,628
NortonLifeLock, Inc.	740,300	16,723
Paycom Software, Inc. (a)	93,300	32,767
Roper Technologies, Inc.	19,682	7,924
Synopsys, Inc. (a)	225,900	78,166
The Trade Desk, Inc. (a)	881,572	55,275
Zoom Video Communications, Inc. Class A (a)	82,000	6,593
		440,821
TOTAL INFORMATION TECHNOLOGY		860,315
MATERIALS - 2.7%
Chemicals - 1.5%
LyondellBasell Industries NV Class A	189,826	15,756
Sherwin-Williams Co.	22,000	5,106
The Chemours Co. LLC	648,200	21,864
		42,726
Metals & Mining - 1.2%
Steel Dynamics, Inc.	420,430	33,937
TOTAL MATERIALS		76,663
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	19,482	6,337
TOTAL COMMON STOCKS (Cost $1,833,114)		2,755,520

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (d)	46,162,825	46,172
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	39,242,022	39,246
TOTAL MONEY MARKET FUNDS (Cost $85,417)		85,418

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,918,531)	2,840,938
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(27,963)
NET ASSETS - 100.0%	2,812,975

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,150,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	59,492	904,255	917,575	380	1	(1)	46,172	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	14,439	768,923	744,116	24	-	-	39,246	0.1%
Total	73,931	1,673,178	1,661,691	404	1	(1)	85,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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